Business Combination (Details) - USD ($)		12 Months Ended
	Feb. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Business Combination [Abstract]
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities	$ 4,749,666	$ 4,749,666
Consideration paid (received)			150,000
Revenue from sale of oil and gas products		3,272,005
Net Loss of Power Plant		$ 671,740
Total payables included power plant and extension fees			1,200,000
Payable of Power Plant			1,000,000
Payable of Extension Fees			$ 200,000